Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies (Details) [Line Items]
Transaction expenses	$ 3.8
Success fee percentage	2.00%
Coinshares International Limited [Member]
Commitments and Contingencies (Details) [Line Items]
Net equity	$ 425.0	$ 337.6
Transaction expenses	38.7
Divided per share (in Dollars per share)			$ 0
Business Combination Agreement [Member] | Coinshares International Limited [Member]
Commitments and Contingencies (Details) [Line Items]
Unpaid expenses	4.0
Business Combination, Recognized Asset Acquired, Cash and Cash Equivalent	4.0
Transaction expenses	$ 4.0
Divided per share (in Dollars per share)	$ 10
Forfeited shares (in Dollars per share)	$ 10
Success fee percentage	2.00%
Financial advisor amount	$ 24.0